Subsequent events (Details Narrative) - USD ($) $ in Thousands	Jul. 10, 2015	Jul. 09, 2015	Mar. 31, 2015	Mar. 31, 2014
Subsequent Events Details Narrative
Insider options to purchase common stock		425,000
Agreement to sell land use rights	$ 866,000		$ 336